Stock Subscription Advance from Shareholders	12 Months Ended
Dec. 31, 2020
Stock Subscription Advance from Shareholders [Abstract]
STOCK SUBSCRIPTION ADVANCE FROM SHAREHOLDERS
8.	STOCK SUBSCRIPTION ADVANCE FROM SHAREHOLDERS

On November 21, 2019, the Company entered into a securities purchase agreement with certain investors (the “Purchasers”), pursuant to which the Company agreed to sell an aggregate of 2,000,000 shares of its common stock, at a per share purchase price of $0.80. As of December 31, 2019, the Company received the proceeds of $1,600,000 in advance from the Purchasers and recorded the amount as “stock subscription advance from shareholder”. On February 5, 2020, the Company issued 2,000,000 shares of Common Stock to the Purchasers.